Income tax and social contribution (Details 2) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Assets	R$ 63,822	R$ 37,015	R$ 8,305
Liabilities	(63,226)	(42,809)	(24,378)
2017
Deferred tax assets and liabilities
Assets			940
Liabilities			(8,126)
2018
Deferred tax assets and liabilities
Assets	24,883	8,895	940
Liabilities	(24,509)	(20,728)	(8,126)
2019
Deferred tax assets and liabilities
Assets	7,974	4,040	940
Liabilities	(21,789)	(18,008)	(8,126)
2020
Deferred tax assets and liabilities
Assets	6,045	2,111	940
Liabilities	(6,235)	(2,454)
2021
Deferred tax assets and liabilities
Assets	982	982	R$ 4,545
Liabilities	(4,999)	(1,434)
2022
Deferred tax assets and liabilities
Assets	23,938	20,987
Liabilities	R$ (5,694)	R$ (185)